Restructuring - Costs Related to the Restructuring Program (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 10,900
Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		100
Asset Impairments & Disposals | General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges		10,800	$ 3,100
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 19,740	79,099		$ 98,839
2016 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,379	11,960
2016 Restructuring | General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	18,361	56,193
2016 Restructuring | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		10,946
2016 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9,540	19,220		28,760
2016 Restructuring | Personnel Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,141	1,222
2016 Restructuring | Personnel Related | General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,399	17,998
2016 Restructuring | Personnel Related | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0
2016 Restructuring | Facility Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	350	7,165		7,515
2016 Restructuring | Facility Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	205
2016 Restructuring | Facility Related | General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	350	6,960
2016 Restructuring | Facility Related | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0
2016 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9,850	8,315		18,165
2016 Restructuring | Contract and Other Costs | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	238	43
2016 Restructuring | Contract and Other Costs | General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9,612	8,272
2016 Restructuring | Contract and Other Costs | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0
2016 Restructuring | Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	44,399		$ 44,399
2016 Restructuring | Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	10,490
2016 Restructuring | Asset Impairments & Disposals | General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	22,963
2016 Restructuring | Asset Impairments & Disposals | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 10,946